Research and development expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Research and development expenses
Personnel expenses	€ 22,887	€ 12,284
External research and development expenses	46,780	17,313
Materials and consumables	878	785
Depreciation and amortisation	932	220
Other expenses	6,827	3,769
Research and development expenses	€ 78,304	€ 34,371